Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Public Utilities, Inventory [Line Items]
Inventories	$ 685	$ 566
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	548	431
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	65	96
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 72	$ 39